Earnings Per Share	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE

9. EARNINGS PER SHARE

Basic earnings per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the year. Diluted earnings per share is computed by dividing net loss by the weighted-average number of common shares and dilutive potential common shares outstanding during the year.

	For the Three Months Ended March 31,	For the Three Months Ended March 31,	For the Six Months Ended March 31,	For the Six Months Ended March 31,
	2017	2016	2017	2016
Numerator:
Net loss	$(256,671)	$(6,608,712)	$(397,008)	$(10,110,147)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding – Basic & Diluted	212,056,647	208,758,821	211,432,361	207,230,133

Earnings per share
-Basic & Diluted	(0.00)	(0.03)	(0.00)	(0.05)

9. EARNINGS PER SHARE

Basic earnings per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the year. Diluted earnings per share is computed by dividing net loss by the weighted-average number of common shares and dilutive potential common shares outstanding during the year.

	For the Year Ended September 30, 2016	For the period from July 21, 2015 (Inception) to September 30, 2015

Numerator:
Net loss	$(11,007,799)	(315,602)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	193,981,153	160,823,831
Stock options	-	-
Weighted-average shares outstanding - Diluted	193,981,153	160,823,831

Earnings per share
-Basic	(0.06)	0.00
-Diluted	(0.06)	0.00

Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock.